Statement of Net Assets Available for Benefits - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at Fair Value:
Total investments, at fair value	$ 2,419,608,152	$ 2,256,088,193
Investments, at Contract Value:
Total investments	2,548,965,000	2,400,354,034
Dividends and interest receivable	22,292	22,316
Contribution receivable from employer	38,044,501	38,570,880
Contribution receivable from participants	428,767	542,122
Notes receivable from participants	28,158,531	27,838,634
Total assets	2,615,619,091	2,467,327,986
Liabilities
Other liabilities	429,492	102,739
Total liabilities	429,492	102,739
Net assets available for benefits	2,615,189,599	2,467,225,247
Stanley Black & Decker, Inc. Stock
Investments, at Fair Value:
Total investments, at fair value	90,311,704	100,801,606
Short-term Investments
Investments, at Fair Value:
Total investments, at fair value	5,738,835	7,492,033
Mutual Funds
Investments, at Fair Value:
Total investments, at fair value	66,667,987	83,708,394
Common/Collective Trusts
Investments, at Fair Value:
Total investments, at fair value	2,256,889,626	2,064,086,160
Synthetic Investment Contracts
Investments, at Contract Value:
Total investment, at contract value	$ 129,356,848	$ 144,265,841